Shareholder Report, Holdings (Details)	Aug. 31, 2024
The Growth Fund of America® - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class A [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class R-6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class R-5E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class R-5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class R-5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class R-5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class R-5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class R-5 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class C [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class C [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class T [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class T [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class T [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class T [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class T [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class T [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class T [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class T [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class F-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class F-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class F-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class F-1 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class F-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class F-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class F-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class F-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class F-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class F-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class F-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class F-2 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class F-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class F-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class F-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class F-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class F-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class F-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class F-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class F-3 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class F-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class F-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class F-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class F-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class 529-A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class 529-A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class 529-A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class 529-A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class 529-A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class 529-A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class 529-A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class 529-A [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class 529-A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class 529-C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class 529-C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class 529-C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class 529-C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class 529-C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class 529-C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class 529-C [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class 529-C [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class 529-C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class 529-E [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class 529-E [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class 529-E [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class 529-E [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class 529-E [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class 529-E [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class 529-E [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class 529-E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class 529-E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class 529-T [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class 529-T [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class 529-T [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class 529-T [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class 529-T [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class 529-T [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class 529-T [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class 529-T [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class 529-T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class 529-F-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class 529-F-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class 529-F-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class 529-F-1 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class 529-F-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class 529-F-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class 529-F-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class 529-F-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class 529-F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class 529-F-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class 529-F-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class 529-F-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class 529-F-2 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class 529-F-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class 529-F-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class 529-F-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class 529-F-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class 529-F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class 529-F-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class 529-F-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class 529-F-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class 529-F-3 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class 529-F-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class 529-F-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class 529-F-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class 529-F-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class 529-F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class R-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class R-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class R-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class R-1 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class R-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class R-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class R-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class R-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class R-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class R-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class R-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class R-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class R-2 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class R-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class R-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class R-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class R-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class R-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class R-2E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class R-2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class R-2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class R-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class R-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class R-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class R-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Growth Fund of America® - Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.75%
The Growth Fund of America® - Class R-4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
The Growth Fund of America® - Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
The Growth Fund of America® - Class R-4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
The Growth Fund of America® - Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
The Growth Fund of America® - Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
The Growth Fund of America® - Class R-4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
The Growth Fund of America® - Class R-4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
The Growth Fund of America® - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%